Commitments and Contingencies - Schedule of Operating Lease Expenditure Commitments (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Total minimum operating lease payments	$ 516,628	$ 41,625	$ 263,668
Not later than one year [member]
Statement Line Items [Line Items]
Total minimum operating lease payments	250,068	41,625	227,992
Later than one year but not later than five years [member]
Statement Line Items [Line Items]
Total minimum operating lease payments	266,560		35,676
Later than five years [member]
Statement Line Items [Line Items]
Total minimum operating lease payments